ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

January 31, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.9%

Belgium — 1.5%
Information Technology — 1.5%
Materialise ADR* (A)	1,256,740	$25,775,737

Total Belgium		25,775,737

Canada — 1.7%
Industrials — 1.7%
ATS Automation Tooling Systems*	704,410	28,745,777

Total Canada		28,745,777

China — 1.3%
Industrials — 1.0%
Han's Laser Technology Industry Group, Cl A	973,394	7,208,683
Shenzhen Inovance Technology, Cl A	499,059	4,703,362
Siasun Robot & Automation, Cl A*	3,433,354	5,453,150
		17,365,195

Information Technology — 0.3%
Iflytek	863,424	5,886,966

Total China		23,252,161

Finland — 1.3%
Industrials — 1.3%
Cargotec, Cl B	441,314	21,727,811

Total Finland		21,727,811

France — 2.0%
Industrials — 0.9%
Schneider Electric	97,376	16,303,925

Information Technology — 1.1%
Dassault Systemes	388,898	18,506,289

Total France		34,810,214

Germany — 7.0%
Industrials — 5.9%
Duerr	521,042	22,779,452
GEA Group	548,424	25,667,222
KION Group	149,441	13,616,309
Krones	238,367	23,407,561
Siemens	116,166	18,215,479
		103,686,023

Information Technology — 1.1%
Jenoptik	547,796	19,810,213

Total Germany		123,496,236

Japan — 20.5%
Industrials — 15.4%
Daifuku	338,417	23,231,751
Daihen	425,709	15,036,977
FANUC	151,828	29,594,766

Description	Shares	Fair Value

Fuji Machine Manufacturing	1,185,200	$27,000,651
Harmonic Drive Systems(A)	787,039	30,566,279
Mitsubishi Electric	1,285,144	15,966,011
Nabtesco	748,210	23,019,349
Shibaura Machine	518,633	14,740,925
SMC	39,876	21,937,424
THK(A)	951,557	23,313,043
Toyota Industries	280,000	21,627,251
Yaskawa Electric	559,949	23,107,463
		269,141,890

Information Technology — 5.1%
Amano	762,000	15,150,723
Keyence	47,748	24,129,885
Omron	254,758	18,362,032
Optex Group	783,500	10,294,806
Yokogawa Electric	1,309,478	21,194,849
		89,132,295

Total Japan		358,274,185

Norway — 0.8%
Industrials — 0.8%
AutoStore Holdings* (A)	5,185,001	14,509,315

Total Norway		14,509,315

South Korea — 1.3%
Information Technology — 1.3%
Koh Young Technology	1,301,808	22,137,755

Total South Korea		22,137,755

Sweden — 2.3%
Health Care — 0.8%
Elekta, Cl B(A)	1,437,500	14,596,613

Information Technology — 1.5%
Hexagon, Cl B	1,990,340	26,483,563

Total Sweden		41,080,176

Switzerland — 4.1%
Health Care — 1.2%
Tecan Group	45,156	21,718,336

Industrials — 2.9%
ABB	679,827	23,153,766
Kardex Holding	102,024	28,052,354
		51,206,120

Total Switzerland		72,924,456

Taiwan — 6.3%
Industrials — 3.2%
Airtac International Group	913,547	31,399,688
Hiwin Technologies	2,642,546	25,034,546
		56,434,234

Information Technology — 3.1%
Advantech	1,650,967	22,585,494
Delta Electronics	1,945,187	18,742,724

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

January 31, 2022 (Unaudited)

Description	Shares	Fair Value

Global Unichip	758,000	$12,876,789
		54,205,007

Total Taiwan		110,639,241

United Kingdom — 2.7%
Consumer Staples — 1.2%
Ocado Group*	1,054,437	21,276,893

Information Technology — 1.5%
Renishaw	416,668	25,357,296

Total United Kingdom		46,634,189

United States — 47.1%
Consumer Discretionary — 4.0%
Aptiv*	115,303	15,748,083
iRobot* (A)	451,707	29,595,843
Luminar Technologies, Cl A* (A)	1,673,706	24,503,056
		69,846,982

Consumer Staples — 0.3%
AppHarvest* (A)	1,570,535	4,695,900

Health Care — 10.4%
Globus Medical, Cl A*	273,457	18,247,786
Illumina*	85,108	29,687,373
Intuitive Surgical*	102,105	29,016,199
iRhythm Technologies*	279,648	34,908,460
Omnicell*	150,200	22,551,028
Vicarious Surgical* (A)	1,080,996	6,950,804
Vocera Communications*	481,626	38,053,270
		179,414,920

Industrials — 6.3%
Deere	64,882	24,421,585
GXO Logistics* (A)	205,206	16,664,779
John Bean Technologies	126,103	17,023,905
Nordson	101,644	23,636,296
Rockwell Automation	86,979	25,156,067
		106,902,632

Information Technology — 26.1%
3D Systems* (A)	1,106,040	19,798,116
Ambarella*	118,792	16,648,699
Autodesk*	77,339	19,318,509
Azenta	301,137	25,397,895
Cadence Design Systems*	132,936	20,224,883
Cognex	410,401	27,275,251
FARO Technologies*	388,306	21,088,899
IPG Photonics*	187,615	28,980,889
Manhattan Associates*	157,586	21,096,038
Microchip Technology	223,382	17,307,637
National Instruments	610,878	25,180,391
Novanta*	162,068	22,381,591
NVIDIA	78,641	19,256,035
PTC*	215,271	25,027,407
QUALCOMM	124,618	21,902,860
ServiceNow*	48,745	28,553,846
Stratasys*	1,138,989	27,153,498
Teradyne	188,678	22,156,457

Description	Shares/Par Value	Fair Value

Trimble Navigation*	254,825	$18,388,172
Zebra Technologies, Cl A*	51,916	26,431,474
		453,568,547

Total United States		814,428,981
Total Common Stock
(Cost $1,488,376,399)		1,738,436,234

U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bill, 0.000%(B)	$6,862,000	6,862,000

Total U.S. Treasury Obligation
(Cost $6,862,000)		6,862,000

REPURCHASE AGREEMENTS — 3.0%
BofA
0.040%, dated 01/31/22, to be repurchased on 02/01/22, repurchase price $13,736,645 (collateralized by various U.S. Government Agency Obligations, ranging in par value $133,667 - $1,902,674, 1.500% - 4.500%, 11/01/2036 - 02/01/2052, with a total market value of $14,011,222)(C)(D)	13,736,492	13,736,492

Citigroup Global Markets
0.060%, dated 01/31/22, to be repurchased on 02/01/22, repurchase price $10,944,047 (collateralized by various U.S. Treasury Obligations, ranging in par value $2,416 - $2,743,412, 2.000% - 8.000%, 11/15/2030 - 01/20/2052, with a total market value of $11,165,376)(C) (D)	$10,943,865	10,943,865

Daiwa Capital Markets
0.050%, dated 01/31/22, to be repurchased on 02/01/22, repurchase price $13,736,683 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, ranging in par value $1 - $2,173,068, 0.000% - 6.500%, 02/17/2022 - 02/01/2052, with a total market value of $14,011,222)(C) (D)	$13,736,492	13,736,492

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

January 31, 2022 (Unaudited)

Description	Par Value	Fair Value

RBC Dominion Securities
0.050%, dated 01/31/22, to be repurchased on 02/01/22, repurchase price $13,736,683 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, ranging in par value $1 - $3,899,567, 0.000% - 6.000%, 08/01/2024 - 11/20/2051, with a total market value of $14,011,222)(C)(D)	$13,736,492	$13,736,492

Total Repurchase Agreements
(Cost $52,153,341)		52,153,341

Total Investments - 103.3%
(Cost $1,547,391,740)		$1,797,451,575

Percentages based on Net Assets of $1,740,045,548.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $83,868,020.
(B)	Rate shown is the 7-day effective yield as of January 31, 2022.
(C)	Tri-Party Repurchase Agreement.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2022 was $59,015,341.

ADR – American Depository Receipt

Cl - Class

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,738,436,234	$—	$—	$1,738,436,234
U.S. Treasury Obligation	—	6,862,000	—	6,862,000
Repurchase Agreements	—	52,153,341	—	52,153,341
Total Investments in Securities	$1,738,436,234	$59,015,341	$—	$1,797,451,575

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ROB-QH-001-1700